Note 9 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2017	2016

Balance, January 1	$102,352	$77,559
RNCI share of earnings	8,228	5,238
RNCI redemption increment	15,367	15,408
Distributions paid to RNCI	(4,504)	(4,985)
Purchases of interests from RNCI, net	(6,939)	(1,057)
RNCI recognized on business acquisitions	3,360	10,612
Other	(156)	(423)
Balance, December 31	$117,708	$102,352